INCOME TAXES - Additional Information - 10K (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Deferred tax valuation allowance increase (decrease)	$ (10.0)	$ (4.6)
Interest and penalties	1.0	0.9
Unrecognized tax benefits	65.0	62.0	$ 74.5
Unrecognized tax benefits - accrued interest and penalties	10.3	11.3
Increase in unrecognized tax benefits is reasonably possible	1.1
Undistributed earnings of foreign subsidiaries	52.5
Operating loss carryforwards expiring 2016	2.1
Operating loss carryforwards expiring 2017	8.2
Operating loss carryforwards expiring 2018	26.1
Operating loss carryforwards expiring after 2018	28.3
Operating loss carryforwards not subject to expiration	168.2
Payments from affiliate related to current year	0.0
Payments from affiliate related to prior years		$ 0.3
Foreign [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	219.4
Domestic (federal) [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	$ 13.4